Share-based Payments - Additional Information (Details) £ in Millions	3 Months Ended
	Mar. 31, 2021 GBP (£) shares	Mar. 31, 2020 GBP (£) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense | £	£ 1.8	£ 0.9
Long-Term Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | shares	1,501,663	0
Share options granted, vesting period	4 years